RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
15.	RELATED PARTY TRANSACTION

There is no material related party transaction for the years ended March 31, 2015, 2016 and 2017.